Summary of Significant Accounting Policies - Changes in Partnership's Capitalized Dry Docking Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stonepeak Transaction [Line Items]
Property, Plant and Equipment [Roll Forward]	$ 2,786,535	$ 2,954,134
Beginning balance	731,318
Ending balance	328,616	731,318
Dry-docking Activity
Stonepeak Transaction [Line Items]
Beginning balance	31,358	60,639	$ 58,311
Transfer to vessels held for sale and write-down of vessels	(1,127)	(18,130)	(3,920)
Dry-dock amortization	(13,936)	(19,090)	(18,101)
Ending balance	33,142	31,358	60,639
Property, Plant and Equipment, Additions	$ 16,847	$ 7,939	$ 24,349